Share-Based Compensation - Additional Share Based Compensation Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Total intrinsic value of options exercised	$ 5	$ 30	$ 45
Fair value of shares vested	32	50	7
Cash received from share award exercises	10	63	68
Tax benefit of options exercised and shares vested		$ 3	$ 3